IDEX SERIES FUND
                                GLOBAL PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO

                         SUPPLEMENT DATED APRIL 21, 1997
                      TO PROSPECTUS DATED FEBRUARY 1, 1997
                  AS PREVIOUSLY SUPPLEMENTED FEBRUARY 28, 1997

     PLEASE READ THIS SUPPLEMENT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

     The following paragraph replaces the first paragraph on page 39 under the section "INVESTMENT ADVISORY AND OTHER SERVICES - CAPITAL APPRECIATION, GLOBAL, GROWTH, BALANCED AND FLEXIBLE INCOME PORTFOLIOS - ADVISORY FEE REIMBURSEMENT" in its entirety:

     IMI  will  reimburse  each of  these  Portfolios,  other  than  the  Global
     Portfolio, or waive fees, or both, to the extent that the Portfolio's normal net operating expenses, including advisory fees but excluding interest, taxes, brokerage commissions and 12b-1 fees, exceed on an annual basis 1.50% of that Portfolio's average daily net assets. The Global Portfolio does not have an expense limitation.


                               * * * * * * * * * *

     The following paragraph replaces the first paragraph on page 39 under the section "INVESTMENT ADVISORY AND OTHER SERVICES - AGGRESSIVE GROWTH, INTERNATIONAL EQUITY, C.A.S.E., VALUE EQUITY, STRATEGIC TOTAL RETURN, TACTICAL ASSET ALLOCATION, INCOME PLUS AND TAX-EXEMPT PORTFOLIOS - ADVISORY FEE REIMBURSEMENT" in its entirety:

     ISI will reimburse the following Portfolios or waive fees, or both, to the extent that the Portfolio's normal net operating expenses, including advisory fees but excluding interest, taxes, brokerage commissions and 12b-1 fees, exceed on an annual basis the following percentages of each Portfolio's average daily net assets: Tax-Exempt Portfolio, 0.65%; Income Plus Portfolio, 1.25%; Aggressive Growth, Strategic Total Return, Tactical Asset Allocation and C.A.S.E. Portfolios, 1.50%; and Value Equity Portfolio, 1.15% for the first nine months of the Portfolio's operations, and 1.50% thereafter. ISI will reimburse the International Equity Portfolio during the first twelve months of the Portfolio's operations, for the amount of such expenses that exceed 1.35% of the Portfolio's average daily net assets for the first nine months of the Portfolio's operations, and 1.50% for the following three months of the Portfolio's operations.

                              IDEX SERIES FUND
                                GLOBAL PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO

                         SUPPLEMENT DATED APRIL 21, 1997
                     TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 1997

PLEASE READ THIS SUPPLEMENT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

     The last sentence in the fourth full paragraph on page 34 under the section "INVESTMENT ADVISORY AND OTHER SERVICES" is corrected to read as follows. Deleted language is indicated by strike out and added language is underlined.


     The respective investment adviser will reimburse a Portfolio, or waive fees, or both, whenever, in any fiscal year, the total cost to a Portfolio of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes and 12b-1 fees, exceeds, in the case of the Aggressive Growth, Capital Appreciation, Growth, C.A.S.E., Strategic Total Return, Tactical Asset Allocation, Balanced and Flexible Income Portfolios, 1.5% of each Portfolio's average daily net assets; in the case of the Tax-Exempt and Income Plus Portfolios, 0.65% and 1.25% of the Portfolio's average daily net assets, respectively; and in the case of the Value Equity Portfolio, 1.15% for the first nine months of the Portfolio's operations and 1.50% thereafter. ISI will reimburse the International Equity Portfolio during the first twelve months of the Portfolio's operations, for the amount of such expenses that exceed 1.35% of the Portfolio's average daily net assets for the first nine months of the Portfolio's operations, and 1.50% for the following three months of the Portfolio's operations. The Global Portfolio does not have an expense limitation.